Critical Accounting Estimates and Significant Judgements - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Aircraft	Feb. 09, 2022 Aircraft	Dec. 31, 2021 USD ($) Aircraft	Nov. 12, 2021	Feb. 09, 2021 Aircraft
Disclosure of changes in accounting estimates [line items]
Estimation of revenue recognition increased	$ 101.4
Estimation of revenue recognition decreased	$ 91.8
Hypothetical scenario increase decrease in estimated cost percentage	10.00%
Brazilian Air Force [member] | Related parties [member]
Disclosure of changes in accounting estimates [line items]
Contract with customer number of aircrafts agreed to sell | Aircraft	19	22	28		22
Contract with customer contract amendments cumulative adjustment percentage				25.00%
Contract with customer contract amendments revenue adjustment	$ (5.0)		$ (41.0)